Capital Stock (Common Stock) (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 15, 2011
Capital Stock [Abstract]
Common stock, authorized shares	300,000,000
Common stock, par value	$ 1	$ 1
Common stock, issued shares	249,455,584	249,455,584
Common stock, shares outstanding	217,350,825	215,359,113	213,538,144	211,179,257
Equity, Class of Treasury Stock [Line Items]
Shares repurchased during period, shares	0	0	0
Share repurchase authorization remaining, amount	$ 485.3
Maximum [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase program authorized amount					$ 1,000.0